Consolidated statement of shareholders' equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total shareholder's equity attributable to the Group USD ($)	Share capital	Additional paid-in capital USD ($)	Retained earnings USD ($)	Accumulated other comprehensive loss (net of tax effect of 0) USD ($)	Non-controlling interest USD ($)	Comprehensive income USD ($)
Balance at Mar. 31, 2011	$ 45,060	$ 44,966		$ 41,072	$ 3,894		$ 94
Balance (in shares) at Mar. 31, 2011			29,118,040
Increase (Decrease) in Shareholders' Equity
Net income for the period	36,188	36,250			36,250		(62)	36,188
Foreign currency translation adjustment	(879)	(879)				(879)		(879)
Comprehensive income	35,309	35,371				(879)	(62)	35,309
Shares issued under share-based compensation (Note 16)	2,246	2,246		2,246
Shares issued under share-based compensation (Note 16) (in shares)			337,316
Forgiveness of the parent company loans	2,128	2,128		2,128
Sale of Luxoft Consulting Inc. financed by the parent company	30	30		30
Dividend ($1.00, $0.91 and $0.14 per share for the year ended March 31, 2014, March 31, 2013 and March 31, 2012, respectively)	(4,006)	(4,006)			(4,006)
Balance at Mar. 31, 2012	80,767	80,735		45,476	36,138	(879)	32
Balance (in shares) at Mar. 31, 2012			29,455,356
Increase (Decrease) in Shareholders' Equity
Net income for the period	37,537	37,537			37,537			37,537
Foreign currency translation adjustment	(1,514)	(1,514)				(1,514)		(1,514)
Comprehensive income	36,023	36,023				(1,514)		36,023
Shares issued under share-based compensation (Note 16)	5,460	5,460		5,460
Shares issued under share-based compensation (Note 16) (in shares)			1,024,436
Issuance of restricted shares in replacement of option (in shares)			84,700
Issuance of restricted shares in connection with acquisition (in shares)			28,588
Dividend ($1.00, $0.91 and $0.14 per share for the year ended March 31, 2014, March 31, 2013 and March 31, 2012, respectively)	(26,955)	(26,955)			(26,955)
Balance at Mar. 31, 2013	95,295	95,263		50,936	46,720	(2,393)	32
Balance (in shares) at Mar. 31, 2013	30,593,080		30,593,080
Increase (Decrease) in Shareholders' Equity
Net income for the period	51,230	51,230			51,230
Foreign currency translation adjustment	1,118	1,118				1,118
Comprehensive income	52,348
Shares issued under share-based compensation (Note 16)	3,113	3,113		3,113
Shares issued under share-based compensation (Note 16) (in shares)			116,788
Initial public offering	32,348	32,348		32,348
Initial public offering (in shares)			2,046,035
Issuance of restricted shares in replacement of option (in shares)			2,632
Offering issuance costs	(1,312)	(1,312)		(1,312)
Dividend ($1.00, $0.91 and $0.14 per share for the year ended March 31, 2014, March 31, 2013 and March 31, 2012, respectively)	(30,480)	(30,480)			(30,480)
Cancelation of stock option plan under performance driven condition (Note 16)	(1,695)	(1,695)		(1,695)
Balance at Mar. 31, 2014	$ 149,617	$ 149,585		$ 83,390	$ 67,470	$ (1,275)	$ 32
Balance (in shares) at Mar. 31, 2014	32,758,535		32,758,535